Annual Fund Operating Expenses - COLORADO BONDSHARES A TAX EXEMPT FUND - COLORADO BONDSHARES A TAX EXEMPT FUND	Jan. 28, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.57%